Exhibit 99.1

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Collection Period	30-Sep-20	30/360 Days	30	Collection Period Start	1-Sep-20
Distribution Date	15-Oct-20	Actual/360 Days	30	Collection Period End	30-Sep-20
				Prior Month Settlement Date	15-Sep-20
				Current Month Settlement Date	15-Oct-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,378,201,975.60	772,610,900.85	738,571,154.22	0.567222
Yield Supplement Overcollaterization		76,117,803.63	33,090,755.51	31,017,951.60
Total Adjusted Pool Balance		1,302,084,171.97	739,520,145.34	707,553,202.62
Total Adjusted Securities		1,302,084,171.97	739,520,145.34	707,553,202.62	0.543401
Class A-1 Notes	2.49668%	268,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.56000%	438,000,000.00	143,435,973.37	111,469,030.65	0.254496
Class A-2b Notes	0.15238%	0.00	0.00	0.00	0.000000
Class A-3 Notes	2.50000%	438,000,000.00	438,000,000.00	438,000,000.00	1.000000
Class A-4 Notes	2.54000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	52,084,171.97	52,084,171.97	52,084,171.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	31,966,942.72	305,996.74	72.9838875	0.6986227
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	912,500.00	—	2.0833333
Class A-4 Notes	0.00	224,366.67	—	2.1166667
Certificates	0.00	0.00	—	—

Total Securities	31,966,942.72	1,442,863.41

I. COLLECTIONS

Interest:
Interest Collections				2,219,402.15
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,219,402.15
Principal:
Principal Collections				32,930,304.00
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				32,930,304.00
Recoveries of Defaulted Receivables				527,612.29

Total Collections				35,677,318.44

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			46,526	739,520,145.34
Total Principal Payment				31,966,942.72

			45,562	707,553,202.62

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	35,677,318.44
Reserve Account Draw	0.00
Total Available for Distribution	35,677,318.44
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	643,842.42
Servicing Fee Paid	643,842.42
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	305,996.74
Class A-2a Notes Monthly Interest Paid	305,996.74
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	912,500.00
Class A-3 Notes Monthly Interest Paid	912,500.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	224,366.67
Class A-4 Notes Monthly Interest Paid	224,366.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,442,863.41
Total Note Monthly Interest Paid		1,442,863.41
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		33,590,612.61
4. Total Monthly Principal Paid on the Notes		31,966,942.72
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		31,966,942.72
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,623,669.89
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,623,669.89

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,210.43
Required Reserve Account Amount		3,255,210.43
Beginning Reserve Account Balance		3,255,210.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,210.43
Required Reserve Account Amount for Next Period		3,255,210.43

VI. POOL STATISTICS

Weighted Average Coupon		3.44%
Weighted Average Remaining Maturity		40.25

	Amount	Number
Principal on Defaulted Receivables	1,109,442.63	50
Principal Recoveries of Defaulted Receivables	527,612.29

Monthly Net Losses	581,830.34
Pool Balance at Beginning of Collection Period	772,610,900.85
Net Loss Ratio for Third Preceding Collection Period	0.31%
Net Loss Ratio for Second Preceding Collection Period	0.94%
Net Loss Ratio for Preceding Collection Period	0.75%
Net Loss Ratio for Current Collection Period	0.90%
Four-Month Average Net Loss Ratio	0.73%
Cumulative Net Losses for all Periods	10,756,023.64

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,681,506.64	204	0.50%
61-90 Days Delinquent	1,035,315.05	59	0.14%
91-120 Days Delinquent	452,602.28	26	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,169,423.97	289	0.70%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.25%	0.24%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.20%
Delinquency Ratio for Preceding Collection Period	0.25%	0.21%
Delinquency Ratio for Current Collection Period	0.20%	0.19%
Four-Month Average Delinquency Ratio	0.23%	0.21%
60 Day Delinquent Receivables	1,523,958.83
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	7,299,845.45
Number of Extensions	342

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO